SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	3.00%
Expected volatility	47.40%	45.40%
Risk-free interest rate	1.90%	2.90%
Expected life (years)	4 years 3 months 19 days	5 years 9 months 3 days
Vesting period	4 years
Stock options, expiration period	7 years
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	0.00%	0.00%
Vesting period	3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	3.00%	3.00%
Vesting period	4 years
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period	4 years